Subsequent Events	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Subsequent Events

12.  Subsequent Events

On March 30, 2012, the Company entered into a Participation Agreement to purchase from an entity controlled by SAM (the “Selling Entity”) an 18.08% residual value interest in a pool of intermediate bulk agricultural containers located in the United States of America for $1,367,173. The remaining ownership interests in the residual value of the intermediate bulk agricultural containers is owned 80.92% by SQN Alternative Investment Fund I, LLC, another entity managed by the Capital and 1.00% by the Selling Entity. SAM has guaranteed the obligations of the Selling Entity under this agreement. The initial lease term expires June 29, 2013.

On March 29, 2012, the Company entered into an operating lease transaction for 10,000 reusable plastic bulk storage bins used in the agricultural and food processing industries for $1,150,000 with a lease term of 60 months. The lessee is located in the United States of America. Under the terms of the agreement the Company will receive monthly payments of $20,547. The lessee paid a security deposit of $297,176 which will be refunded at the termination of the lease period only if the lessee has made all its payments. On December 31, 2011, the Company paid initial direct costs associated with the acquisition of this leased equipment totaling $42,641 which has been included in the cost of the leased equipment.

On February 16, 2012, the Company entered into a finance lease transaction for an 80% ownership interest in an anaerobic digestion plant located in the United Kingdom for £576,000 ($912,845 applying exchange rates at February 29, 2012). An anaerobic digestion plant is a series of processes in which microorganism’s breakdown biodegradable materials and produces a biogas which can be used to generate electricity. The lease term is 48 months. Under the terms of the agreement the Company will receive monthly payments of £15,740 ($24,945 applying exchange rates at February 29, 2012) through September 20, 2015 and then through January 20, 2016, there will be a rent holiday, where no payments are due. At the expiration of the lease term, the lessee has an option to: (i) make a one-time payment of £64,074 ($101,544 applying exchange rates at February 29, 2012) or (ii) make 4 additional monthly payments of £15,740 ($24,945 applying exchange rates at February 29, 2012) and then a final payment of £3,046 ($4,827 applying exchange rates at February 29, 2012). The Company will also share in the semi-annual cash payments made under a United Kingdom government program for the production of alternative energy. The Company will account for this as contingent rental payments. Once the final payment is received title to the equipment will pass to the lessee. On February 28, 2012, the Company paid initial direct costs of £28,800 ($45,642 applying exchange rates at February 29, 2012) relating to the acquisition of this leased equipment.

The option is contingent upon Orchard House Foods, the end user of the electricity generated by the anaerobic digestion plant, extending its service agreement for 6 months or longer. The service agreements term runs concurrently with the lease term and is between the Orchard House Foods and BioWayste Holdings Ltd., an independent service provider and the Partnership’s lessee, who operates and maintains the anaerobic digestion plant in good working order.

The remaining 20% ownership interest is held by SQN Alternative Investment Fund II, LLC, which is another equipment leasing fund managed by Capital.

From January 1, 2012 through May 10, 2012, the Managed Fund admitted an additional 90 Limited Partners with capital contributions totaling $6,795,000. During this time-frame Securities was paid $135,900 in distribution expense related to the capital contributions raised over this time.

SQN AIF III GP, LLC
Subsequent Events

12.  Subsequent Events

During February 2012, the Partnership entered into a finance lease transaction for an 80.0% ownership interest in an anaerobic digestion plant located in the United Kingdom for £576,000 ($912,845 applying exchange rates at February 29, 2012) with a lease term of 48 months. Under the terms of the agreement the Partnership will receive monthly payments of £15,740 ($24,945 applying exchange rates at February 29, 2012) through September 20, 2015 and then through January 20, 2016, there will be a rent holiday, where no payments are due. The lessee has an option to make either a one-time payment of £64,074 ($101,544 applying exchange rates at February 29, 2012) or making 4 monthly payments of £15,740 ($24,945 applying exchange rates at February 29, 2012) and a final payment of £3,046 ($4,827 applying exchange rates at February 29, 2012). The option is contingent upon the lessee extending the service agreement for 6 months or longer. Once the final payment is received title to the equipment will pass to the lessee. The remaining 20.0% ownership interest is held by SQN Alternative Investment Fund II, LLC, another equipment leasing fund managed by the Investment Manager.